Collateralized transactions - Assets owned, pledged as collateral ,primarily to stock exchanges and clearing organizations (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		¥ 4,660,346	¥ 3,704,824
Deposits with stock exchanges and other segregated cash			2,000
Non-trading debt securities		24,057	24,057
Investments in and advances to affiliated companies		30,859	32,907
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		96,824	104,642
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		864,358	731,430
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		98,942	68,029
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)			6,031
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		3,486,315	2,684,186
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	[1]	10,984	32,348
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		¥ 102,923	¥ 78,158

[1]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.